TAXES ON INCOME (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Tax rate	25.00%	24.00%	25.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	25.00%	25.00%	25.00%
Net operating losses carryforward	67,500
Luxemburg [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	29.00%	29.00%	29.00%
Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	24.00%	24.00%	25.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	35.00%	34.00%	35.00%
Net operating losses carryforward	28,500
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward expiration date range	2013
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward expiration date range	2033